ANNUAL REPORT

       August 21, 1998

Dear Shareholder,

We are pleased to present you with the annual report for the PaineWebber RMA Money Market Portfolio, the PaineWebber RMA U.S. Government Portfolio and the PaineWebber RMA Tax-Free Fund, Inc., for the fiscal year ended June 30, 1998.

GENERAL MARKET OVERVIEW

Interest rates fell across the U.S. Treasury yield curve through the first half of 1998, aided by low inflation, a budget surplus and a strong dollar. Short-term yields, as represented by the three-month U.S. Treasury bill, fell from 5.3% at the beginning of January to 5.1% by the end of June.
Over the six-month period, the U.S. bond markets reflected the widening reach of the Asian crisis. The impact of the crisis on the United States was twofold: global support of the U.S. Treasury market and restrained inflation. These effects persuaded the Federal Reserve to continue its "neutral stance" for the time being--neither raising nor lowering interest rates.


PORTFOLIO REVIEWS

We remained somewhat bullish on the fixed income markets over the six months ended June 30, 1998, expecting interest rates to hold steady or fall slightly. Since we did not expect major changes in rates, we kept the Portfolios' weighted average maturities slightly above their peer groups.

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

The Fund's current yield for the seven-day period ended June 30, 1998 was 5.1%. Its weighted-average maturity was 76 days, and net assets totaled $11.1 billion as of June 30, 1998.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

The Fund's current yield for the seven-day period ended June 30, 1998 was 4.8%. Its weighted-average maturity was 67 days, and net assets totaled $1.2 billion as of June 30, 1998.

PAINEWEBBER RMA TAX-FREE FUND, INC.

The Fund's current yield for the seven-day period ended June 30, 1998 was 3.0%. Its weighted-average maturity was 40 days, and net assets totaled $2.3 billion as of June 30, 1998.

GENERAL OUTLOOK

We remain positive on bonds despite recent volatility in the marketplace. The demand for U.S. debt remains high as the "flight to quality" continues. We believe the Federal Reserve will hold monetary policy steady for the foreseeable future due to the offsetting forces of a healthy domestic economy and weak international economies, particularly in Asia.
Because we expect interest rates to remain stable with a bias toward lowering, we plan to maintain our strategy of keeping the Funds' weighted average maturities slightly above their peer groups.
Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.
For a quarterly FUND PROFILE on any of the funds in the PaineWebber Family of Funds,(1) please contact your investment executive.

Sincerely,

/s/Margo Alexander
MARGO ALEXANDER
President
Mitchell Hutchins Asset Management Inc.


/s/Dennis L. McCauley
DENNIS L. McCAULEY
Chief Investment Officer - Fixed Income
Mitchell Hutchins Asset Management Inc.


/s/Susan P. Ryan
SUSAN P. RYAN
Portfolio Manager
PaineWebber RMA Money Market and PaineWebber RMA
U.S. Government Portfolios


/s/Eldrige T. Gerry III
ELDRIDGE T. GERRY III
Portfolio Manager
PaineWebber Tax-Free Fund, Inc.

This letter is intended to assist shareholders in understanding how the funds performed during the fiscal year ended June 30, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS                                            JUNE 30, 1998

PRINCIPAL
 AMOUNT
  (000)                                        MATURITY DATES          INTEREST RATES            VALUE
---------                                   ---------------------   ---------------------   ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--6.52%
$ 267,000   U.S. Treasury Bills...........  10/15/98 to 06/24/99      4.910 to 5.140%@      $   256,633,748
  199,500   Federal Home Loan Bank........  01/27/99 to 07/07/99       5.579 to 5.760           199,496,404
  107,700   Federal Home Loan Bank........  07/01/98 to 07/07/98       5.461 to 5.601*          107,686,198
   47,450   Student Loan Marketing
              Association.................        11/20/98                  5.850                47,450,000
  115,000   Student Loan Marketing
              Association.................        07/07/98             5.481 to 5.621*          114,998,991
                                                                                            ---------------
Total U.S. Government and Agency
  Obligations (cost--$726,265,341)........                                                      726,265,341
                                                                                            ---------------

BANK NOTES--4.12%
DOMESTIC--3.96%
   37,000   Comerica Bank N.A., Detroit...        07/07/98                 5.671*                36,995,572
   30,000   FCC National Bank.............        01/07/99                  5.700                29,995,511
   75,000   FCC National Bank.............        07/01/98             5.550 to 5.610*           74,981,516
   50,000   Greenwood Trust Company.......        07/20/98                  5.560                50,000,000
   14,800   Huntington National Bank......        10/02/98                  5.870                14,798,737
   55,000   KeyBank N.A...................        07/01/98             5.550 to 5.740*           54,985,321
   79,000   PNC Bank, N.A.................        07/01/98             5.600 to 5.740*           78,992,928
   21,800   SunTrust Bank, Atlanta........        07/14/98                  5.830                21,799,511
   78,000   Wachovia Bank of North
              Carolina....................  09/03/98 to 10/08/98       5.560 to 5.810            77,995,607
                                                                                            ---------------
                                                                                                440,544,703
                                                                                            ---------------
YANKEE--0.16%
   18,000   National Australia Bank
              Ltd.........................        10/05/98                  5.850                17,995,131
                                                                                            ---------------
Total Bank Notes (cost--$458,539,834).....                                                      458,539,834
                                                                                            ---------------

CERTIFICATES OF DEPOSIT--18.31%
DOMESTIC--4.37%
  100,000   American Express Centurion
              Bank........................  07/07/98 to 07/13/98            5.540               100,000,000
  202,700   Bankers Trust Company.........  07/07/98 to 05/21/99       5.630 to 6.000           202,660,054
  148,700   Bankers Trust Company.........        07/01/98             5.650 to 6.690*          148,646,955
   35,000   NationsBank of Florida,
              N.A.........................        07/15/98                  5.540                35,000,000
                                                                                            ---------------
                                                                                                486,307,009
                                                                                            ---------------
YANKEE--13.94%
   40,000   Barclays Bank PLC.............        10/22/98                  5.895                39,994,565
   25,000   Bayerische Hypotheken und
              Wechsel-Bank................        03/23/99                  5.650                24,989,563
   55,500   Bayerische Vereinsbank AG.....  10/06/98 to 02/02/99       5.600 to 5.710            55,501,473
   40,000   Canadian Imperial Bank of
              Commerce....................        09/04/98                  5.580                39,999,938
   89,600   Credit Agricole Indosuez......  09/30/98 to 05/19/99       5.650 to 5.830            89,572,567
   50,000   Credit Suisse First Boston....        07/07/98                 5.651*                50,000,000
   45,000   Deutsche Bank AG..............  03/22/99 to 03/30/99       5.640 to 5.700            44,987,306
  224,000   National Bank of Canada.......  08/10/98 to 06/10/99       5.590 to 5.920           223,981,690
   39,800   National Westminster Bank
              PLC.........................        07/30/98                  5.790                39,799,697
   15,000   Rabobank Nederland............        05/14/99                  5.750                14,993,763
   74,700   Royal Bank of Canada..........  10/01/98 to 06/23/99       5.695 to 5.800            74,686,918
  240,000   Skandinaviska Enskilda
              Banken......................  07/01/98 to 12/02/98       5.580 to 5.660           240,002,567
  374,000   Societe Generale..............  07/24/98 to 04/19/99       5.550 to 5.970           373,932,737

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                        MATURITY DATES          INTEREST RATES            VALUE
---------                                   ---------------------   ---------------------   ---------------

CERTIFICATES OF DEPOSIT (CONCLUDED)
YANKEE (CONCLUDED)

$  60,000   Societe Generale..............  07/07/98 to 08/01/98      5.571 to 5.578%*      $    59,967,267
  154,250   Svenska Handelsbanken.........  07/06/98 to 05/07/99       5.540 to 5.820           154,227,762
   26,000   Swiss Bank Corporation........        11/20/98                  5.880                25,997,097
                                                                                            ---------------
                                                                                              1,552,634,910
                                                                                            ---------------
Total Certificates of Deposit
  (cost--$2,038,941,919)..................                                                    2,038,941,919
                                                                                            ---------------

COMMERCIAL PAPER@--60.69%
ASSET-BACKED--10.81%
   80,000   Asset Securitization
              Cooperative Corporation.....  08/05/98 to 09/01/98       5.530 to 5.580            79,443,033
  296,647   Atlantis One Funding
              Corporation.................  07/10/98 to 09/01/98       5.380 to 5.570           295,162,309
   74,000   CC (USA) Incorporated.........  07/22/98 to 09/28/98       5.550 to 5.600            73,433,408
   27,591   Delaware Funding
              Corporation.................  07/17/98 to 09/30/98            5.550                27,436,223
   98,101   Enterprise Funding
              Corporation.................  07/15/98 to 09/02/98       5.510 to 5.590            97,515,770
   55,260   Falcon Asset Securitization
              Corporation.................        07/24/98                  5.580                55,062,998
  150,000   New Center Asset Trust........  07/01/98 to 07/07/98       5.530 to 6.500           149,953,917
  244,750   Preferred Receivables Funding
              Corporation.................  07/01/98 to 08/11/98       5.530 to 5.560           244,283,693
  152,385   Receivables Capital
              Corporation.................  07/06/98 to 07/24/98       5.540 to 5.570           151,971,978
   30,000   Riverwoods Funding
              Corporation.................        07/13/98                  5.520                29,944,800
                                                                                            ---------------
                                                                                              1,204,208,129
                                                                                            ---------------
AUTO & TRUCK--3.33%
   25,000   Daimler-Benz North America
              Corporation.................        09/10/98                  5.500                24,728,820
  100,000   Ford Motor Credit
              Corporation.................  07/01/98 to 07/02/98       5.520 to 5.530            99,992,319
  160,000   General Motors Acceptance
              Corporation.................  07/01/98 to 07/31/98       5.540 to 6.500           159,530,639
   86,550   PACCAR Financial
              Corporation.................  07/20/98 to 07/24/98       5.520 to 5.540            86,279,694
                                                                                            ---------------
                                                                                                370,531,472
                                                                                            ---------------
BANKING--8.59%
   95,000   Bankers Trust New York
              Corporation.................  10/02/98 to 03/22/99       5.470 to 5.508            92,245,071
   70,000   Banque et Caisse d'Epargne de
              L'Etat......................  09/02/98 to 09/09/98            5.510                69,303,597
  138,100   BBL North America
              Incorporated................  07/08/98 to 07/15/98       5.510 to 5.580           137,918,992
   25,000   BCI Funding Corporation.......        07/08/98                  5.520                24,973,167
   40,000   BHF Finance Incorporated
              (Delaware)..................        07/01/98                  5.600                40,000,000
   25,000   Credit Agricole Indosuez North
              America Incorporated........        07/20/98                  5.380                24,929,014
   25,000   Credito Italiano Delaware
              Incorporated................        07/02/98                  5.530                24,996,160
  225,000   Cregem North America
              Incorporated................  07/08/98 to 09/21/98            5.500               223,206,389
   65,000   Den Danske Corporation........  08/11/98 to 09/08/98       5.510 to 5.520            64,484,512
   75,000   Den norske Bank...............  07/06/98 to 07/13/98            5.500                74,915,972
   25,000   KFW International Finance
              Incorporated................        07/01/98                  5.600                25,000,000
   50,000   National Bank of Canada.......        07/06/98                  5.470                49,962,014
   75,000   Nordbanken North America
              Incorporated................  07/08/98 to 08/12/98       5.390 to 5.520            74,789,125
   30,000   Unifunding....................        09/04/98                  5.510                29,701,542
                                                                                            ---------------
                                                                                                956,425,555
                                                                                            ---------------
BROKER-DEALER--7.98%
   99,500   Goldman Sachs Group L.P.......        09/25/98                  5.580                98,173,665

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                        MATURITY DATES          INTEREST RATES            VALUE
---------                                   ---------------------   ---------------------   ---------------

COMMERCIAL PAPER@ (CONTINUED)
BROKER-DEALER (CONCLUDED)

$ 320,000   Lehman Brothers Holdings
              Incorporated................  07/01/98 to 11/16/98       5.380 to 6.500%      $   317,915,758
  260,000   Merrill Lynch & Company,
              Incorporated................  07/02/98 to 12/03/98       5.500 to 5.580           257,858,217
  140,000   Morgan Stanley, Dean Witter &
              Company.....................  07/01/98 to 08/12/98       5.520 to 5.530           139,769,667
   75,000   Morgan Stanley, Dean Witter &
              Company.....................  07/07/98 to 07/09/98           5.616*                75,000,000
                                                                                            ---------------
                                                                                                888,717,307
                                                                                            ---------------
BUSINESS SERVICES--0.81%
   42,572   Xerox Corporation.............  07/14/98 to 07/21/98       5.520 to 5.530            42,459,494
   48,000   Xerox Credit Corporation......        07/14/98                  5.530                47,904,147
                                                                                            ---------------
                                                                                                 90,363,641
                                                                                            ---------------
CHEMICALS--2.23%
  249,371   DuPont (E. I.) deNemours &
              Company.....................  07/08/98 to 07/21/98       5.500 to 5.520           248,833,089
                                                                                            ---------------
DRUGS, HEALTH CARE--3.30%
   89,465   Abbott Laboratories...........  07/16/98 to 07/17/98            5.510                89,251,951
  130,000   Glaxo Wellcome PLC............  07/08/98 to 07/28/98       5.500 to 5.570           129,628,243
  149,000   Pfizer Incorporated...........  07/10/98 to 07/29/98            5.500               148,576,500
                                                                                            ---------------
                                                                                                367,456,694
                                                                                            ---------------
ELECTRONICS--2.90%
   97,885   Emerson Electric Company......  07/20/98 to 07/27/98       5.500 to 5.530            97,552,529
  176,300   Motorola Credit Corporation...  07/10/98 to 08/21/98       5.500 to 5.540           175,583,806
   50,000   Vermont American
              Corporation.................        07/16/98                  5.520                49,885,000
                                                                                            ---------------
                                                                                                323,021,335
                                                                                            ---------------
ENERGY--0.88%
   97,725   Exxon Imperial U.S.
              Incorporated................  07/06/98 to 07/09/98       5.500 to 5.510            97,628,369
                                                                                            ---------------
FINANCE-CONDUIT--2.69%
  221,585   MetLife Funding
              Incorporated................  07/09/98 to 07/29/98       5.500 to 5.550           220,954,662
   30,000   Svenska Handelsbanken
              Incorporated................        12/08/98                  5.480                29,269,333
   50,000   Texaco Incorporated...........        07/22/98                  5.520                49,839,000
                                                                                            ---------------
                                                                                                300,062,995
                                                                                            ---------------
FINANCE-CONSUMER--1.94%
   90,000   American General Finance
              Corporation.................  07/08/98 to 07/23/98       5.510 to 5.530            89,788,172
  100,000   Household Finance
              Corporation.................        07/07/98                  6.000                99,900,000
   26,115   Transamerica Finance
              Corporation.................        08/11/98                  5.530                25,950,526
                                                                                            ---------------
                                                                                                215,638,698
                                                                                            ---------------
FINANCE-SUBSIDIARY--2.19%
  165,000   Deutsche Bank Financial,
              Incorporated................  07/10/98 to 07/14/98       5.510 to 5.540           164,753,846
   79,500   National Australia Funding
              (Delaware) Incorporated.....  07/29/98 to 11/10/98       5.320 to 5.500            78,703,050
                                                                                            ---------------
                                                                                                243,456,896
                                                                                            ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                        MATURITY DATES          INTEREST RATES            VALUE
---------                                   ---------------------   ---------------------   ---------------
COMMERCIAL PAPER@ (CONCLUDED)
FOOD, BEVERAGE & TOBACCO--3.44%
$ 317,000   Diageo Capital PLC............  07/10/98 to 08/20/98       5.430 to 5.540%      $   315,800,883
   42,407   Heinz (H.J.) Company..........        07/20/98                  5.500                42,283,902
   25,000   Kellogg Company...............        07/23/98                  5.510                24,915,819
                                                                                            ---------------
                                                                                                383,000,604
                                                                                            ---------------
INSURANCE--PROPERTY, CASUALTY--0.16%
   18,000   John Hancock Capital
              Corporation.................        07/02/98                  5.520                17,997,240
                                                                                            ---------------
METALS & MINING--0.55%
   61,726   Rio Tinto America
              Incorporated................  07/07/98 to 08/13/98       5.500 to 5.520            61,586,689
                                                                                            ---------------
MISCELLANEOUS--0.24%
   27,000   Beta Finance Incorporated.....        09/22/98                  5.510                26,657,003
                                                                                            ---------------
OIL EQUIPMENT & SERVICES--0.25%
   28,300   Colonial Pipeline Company.....        07/09/98                  5.510                28,265,348
                                                                                            ---------------
PRINTING, PUBLISHING--0.81%
   40,000   Gannett Company...............        07/13/98                  5.500                39,926,667
   50,000   Reed Elsevier (USA)
              Incorporated................        07/27/98                  5.540                49,799,944
                                                                                            ---------------
                                                                                                 89,726,611
                                                                                            ---------------
RETAIL-MERCHANDISE--1.17%
   90,000   Penney (J.C.) Funding
              Corporation.................  07/07/98 to 07/21/98            5.520                89,831,333
   40,000   Toys "R" Us Incorporated......        07/27/98                  5.580                39,838,800
                                                                                            ---------------
                                                                                                129,670,133
                                                                                            ---------------
TELECOMMUNICATIONS--5.65%
   50,000   Ameritech Corporation.........        07/13/98                  5.520                49,908,000
  114,000   Bell Atlantic Financial
              Services Incorporated.......  07/02/98 to 07/23/98       5.510 to 5.515           113,730,005
  170,000   BellSouth Capital Funding
              Corporation.................  07/06/98 to 07/30/98       5.500 to 5.560           169,608,328
  170,000   Lucent Technologies
              Incorporated................  07/02/98 to 08/07/98       5.500 to 5.540           169,570,530
  126,445   SBC Communications
              Incorporated................  07/09/98 to 08/26/98       5.490 to 5.510           126,012,646
                                                                                            ---------------
                                                                                                628,829,509
                                                                                            ---------------
UTILITY-ELECTRIC--0.60%
   66,800   Southern Company..............  07/10/98 to 07/15/98       5.510 to 5.520            66,695,001
                                                                                            ---------------
UTILITY-GAS--0.17%
   19,000   Consolidated Natural Gas
              Company.....................        07/13/98                  5.520                18,965,040
                                                                                            ---------------
Total Commercial Paper
  (cost--$6,757,737,358)..................                                                    6,757,737,358
                                                                                            ---------------

SHORT-TERM CORPORATE OBLIGATIONS--10.05%
BROKER-DEALER--6.44%
   50,000   Bankers Trust Corporation.....        08/19/98                 5.679*                49,996,808
   75,000   Bear Stearns Companies,
              Incorporated................  07/14/98 to 06/14/99       5.800 to 5.910            75,000,000
  228,300   Bear Stearns Companies,
              Incorporated................  07/07/98 to 07/17/98       5.531 to 5.802*          228,311,447

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                        MATURITY DATES          INTEREST RATES            VALUE
---------                                   ---------------------   ---------------------   ---------------

SHORT-TERM CORPORATE OBLIGATIONS (CONCLUDED)
BROKER-DEALER (CONCLUDED)

$  40,000   Credit Suisse First Boston....        07/07/98                 5.711%*          $    40,000,000
  190,000   Lehman Brothers Holdings
              Incorporated................  07/01/98 to 07/26/98       5.656 to 5.956*          190,028,817
   30,000   Merrill Lynch & Company,
              Incorporated................        10/09/98                  5.960                30,000,000
   50,800   Merrill Lynch & Company,
              Incorporated................  07/01/98 to 07/07/98       5.570 to 5.600*           50,800,000
   52,800   Morgan Stanley, Dean Witter &
              Company.....................  07/01/98 to 07/28/98       5.758 to 5.850*           52,810,066
                                                                                            ---------------
                                                                                                716,947,138
                                                                                            ---------------
COMPUTERS--0.44%
   49,400   IBM Credit Corporation........  07/07/98 to 09/21/98       5.538 to 5.731*           49,394,769
                                                                                            ---------------
INSURANCE--1.88%
  209,600   Prudential Funding
              Corporation.................  07/06/98 to 07/07/98       5.586 to 5.761*          209,600,000
                                                                                            ---------------
MISCELLANEOUS--1.29%
  123,000   Beta Finance Incorporated.....  08/10/98 to 03/10/99       5.560 to 5.920           123,000,000
   20,000   Beta Finance Incorporated.....        07/07/98                 5.811*                20,000,000
                                                                                            ---------------
                                                                                                143,000,000
                                                                                            ---------------
Total Short-Term Corporate Obligations
  (cost--$1,118,941,907)..................                                                    1,118,941,907
                                                                                            ---------------

REPURCHASE AGREEMENT--0.16%
   17,561   Repurchase Agreement dated
              06/30/98 with Citicorp
              Securities Incorporated,
              collateralized by
              $12,220,000 U.S. Treasury
              Bonds, 9.875% due 11/15/15
              (value--$17,917,575);
              proceeds: $17,563,878
              (cost--$17,561,000).........        07/01/98                  5.900                17,561,000
                                                                                            ---------------
Total Investments (cost--$11,117,987,359
  which approximates cost for federal
  income tax purposes)--99.85%............                                                   11,117,987,359
Other assets in excess of
  liabilities--0.15%......................                                                       17,238,457
                                                                                            ---------------
Net Assets (applicable to 11,139,291,700
  shares of common stock outstanding at
  $1.00 per share)--100.00%...............                                                  $11,135,225,816
                                                                                            ---------------
                                                                                            ---------------

-----------------

* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 1998.
@ Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--76 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS                                            JUNE 30, 1998

PRINCIPAL
 AMOUNT
  (000)                                                                  MATURITY DATES        INTEREST RATES          VALUE
---------                                                              -------------------  ---------------------  --------------
U.S. GOVERNMENT OBLIGATIONS--53.84%
                                                                           07/15/98 to
$ 635,000  U.S. Treasury Notes (cost--$635,081,985)..................       04/30/99           4.750 to 8.250%     $  635,081,985
                                                                                                                   --------------

REPURCHASE AGREEMENTS--45.80%
   50,000  Repurchase Agreement dated 06/30/98 with BT Alex Brown,
             Incorporated, collateralized by $50,506,000 U.S.
             Treasury Notes, 5.625% due 05/15/01 (value-$51,011,060);
             proceeds: $50,007,292...................................       07/01/98                5.250              50,000,000
   50,000  Repurchase Agreement dated 06/30/98 with Citicorp
             Securities Incorporated, collateralized by $34,785,000
             U.S. Treasury Bonds, 9.875% due 11/15/15
             (value-$51,001,767); proceeds: $50,008,194..............       07/01/98                5.900              50,000,000
   40,000  Repurchase Agreement dated 06/30/98 with Dresdner
             Kleinwort Benson N.A. LLC, collateralized by $41,718,000
             U.S. Treasury Bills, 6.000% due 12/03/98
             (value-$40,800,204); proceeds: $40,006,333..............       07/01/98                5.700              40,000,000
   40,000  Repurchase Agreement dated 06/30/98 with First Chicago
             Capital Markets Incorporated, collateralized by
             $39,045,000 U.S. Treasury Notes, 6.250% due 08/31/02
             (value-$40,802,025); proceeds: $40,006,389..............       07/01/98                5.750              40,000,000
   40,000  Repurchase Agreement dated 06/30/98 with Goldman Sachs &
             Company, collateralized by $32,145,000 U.S. Treasury
             Bonds, 13.375% due 08/15/01 (value-$40,824,150);
             proceeds: $40,006,111...................................       07/01/98                5.500              40,000,000
   50,000  Repurchase Agreement dated 06/30/98 with HSBC Securities
             Incorporated, collateralized by $48,227,000 U.S.
             Treasury Bonds, 6.000% due 02/15/26 (value-$51,000,053);
             proceeds: $50,007,917...................................       07/01/98                5.700              50,000,000
   50,000  Repurchase Agreement dated 06/30/98 with Merrill Lynch
             Government Securities Incorporated, collateralized by
             $48,285,000 U.S. Treasury Notes, 6.625% due 07/31/01
             (value-$50,998,617); proceeds: $50,007,778..............       07/01/98                5.600              50,000,000
   20,218  Repurchase Agreement dated 06/30/98 with J.P. Morgan
             Securities Incorporated, collateralized by $20,700,000
             U.S. Treasury Notes, 5.375% due 06/30/00
             (value-$20,622,375); proceeds: $20,221,083..............       07/01/98                5.490              20,218,000
   50,000  Repurchase Agreement dated 06/30/98 with Salomon Brothers
             Incorporated, collateralized by $36,270,000 U.S.
             Treasury Bonds, 8.875% due 02/15/19 (value-$51,021,009);
             proceeds: $50,008,194...................................       07/01/98                5.900              50,000,000
   50,000  Repurchase Agreement dated 06/30/98 with Societe Generale
             Securities Corporation, collateralized by $43,221,000
             U.S. Treasury Bonds, 6.875% due 08/15/25
             (value-$51,000,780); proceeds: $50,008,333..............       07/01/98                6.000              50,000,000

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                                  MATURITY DATES        INTEREST RATES          VALUE
---------                                                              -------------------  ---------------------  --------------

REPURCHASE AGREEMENTS (CONCLUDED)

$  50,000  Repurchases Agreement dated 06/30/98 with State Street
             Bank Corporation, collateralized by $38,860,000 U.S.
             Treasury Bonds, 8.125% due 08/15/19 (value-$51,003,750);
             proceeds: $50,008,083...................................       07/01/98               5.820%          $   50,000,000
   50,000  Repurchase Agreement dated 06/30/98 with Warburg Dillon
             Reed, LLC, collateralized by $32,407,000 U.S. Treasury
             Bonds, 10.625% due 08/15/15 (value-$50,998,896);
             proceeds: $50,008,056...................................       07/01/98                5.800              50,000,000
                                                                                                                   --------------
Total Repurchase Agreements (cost--$540,218,000).....................                                                 540,218,000
                                                                                                                   --------------
Total Investments (cost--$1,175,299,985 which approximates cost for
  federal income tax purposes)--99.64%...............................                                               1,175,299,985
Other assets in excess of liabilities--0.36%.........................                                                   4,275,489
                                                                                                                   --------------
Net Assets (applicable to 1,179,963,966 shares of common stock
  outstanding at $1.00 per share)--100.00%...........................                                              $1,179,575,474
                                                                                                                   --------------
                                                                                                                   --------------

                       Weighted average maturity--67 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA MONEY FUND, INC.

STATEMENT OF OPERATIONS

                                                                                                         FOR THE YEAR ENDED
                                                                                                           JUNE 30, 1998
                                                                                                  --------------------------------
                                                                                                   MONEY MARKET    U.S. GOVERNMENT
                                                                                                     PORTFOLIO        PORTFOLIO
                                                                                                  ---------------  ---------------
INVESTMENT INCOME:
Interest........................................................................................  $   578,449,225   $  64,722,480
                                                                                                  ---------------  ---------------

EXPENSES:
Investment advisory and administration..........................................................       50,859,070       5,010,616
Transfer agency and service fees................................................................        6,255,989         221,630
Federal and state registration..................................................................        1,212,404          70,934
Custody and accounting..........................................................................        1,020,350         117,627
Reports and notices to shareholders.............................................................          528,445          45,462
Insurance.......................................................................................          272,951          30,525
Legal and audit.................................................................................          252,111          69,028
Directors' fees.................................................................................           10,500          10,500
Distribution fees...............................................................................        --              1,151,934
Other expenses..................................................................................          111,025           6,137
                                                                                                  ---------------  ---------------
                                                                                                       60,522,845       6,734,393
                                                                                                  ---------------  ---------------
NET INVESTMENT INCOME...........................................................................      517,926,380      57,988,087
NET REALIZED GAIN (LOSS) FROM INVESTMENT TRANSACTIONS...........................................         (249,926)         30,199
                                                                                                  ---------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................  $   517,676,454   $  58,018,286
                                                                                                  ---------------  ---------------
                                                                                                  ---------------  ---------------

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      FOR THE YEARS ENDED
                                                                                                            JUNE 30,
                                                                                              ------------------------------------
                                                                                                     1998               1997
                                                                                              ------------------  ----------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FROM OPERATIONS:
Net investment income.......................................................................  $      517,926,380  $    404,764,048
Net realized gain (loss) from investment transactions.......................................            (249,926)          347,934
                                                                                              ------------------  ----------------
Net increase in net assets resulting from operations........................................         517,676,454       405,111,982
                                                                                              ------------------  ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................................................        (517,926,380)     (404,764,048)
                                                                                              ------------------  ----------------

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS..................................       2,462,420,689     1,150,094,848
                                                                                              ------------------  ----------------
Net increase in net assets..................................................................       2,462,170,763     1,150,442,782

NET ASSETS:
Beginning of year...........................................................................       8,673,055,053     7,522,612,271
                                                                                              ------------------  ----------------
End of year.................................................................................  $   11,135,225,816  $  8,673,055,053
                                                                                              ------------------  ----------------
                                                                                              ------------------  ----------------

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FROM OPERATIONS:
Net investment income.......................................................................  $       57,988,087  $     55,146,698
Net realized gains from investment transactions.............................................              30,199            10,458
                                                                                              ------------------  ----------------
Net increase in net assets resulting from operations........................................          58,018,286        55,157,156
                                                                                              ------------------  ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................................................         (57,988,087)      (55,146,698)
                                                                                              ------------------  ----------------

Net increase (decrease) in net assets from capital share transactions.......................          95,678,845       (53,654,514)
                                                                                              ------------------  ----------------
Net increase (decrease) in net assets.......................................................          95,709,044       (53,644,056)

NET ASSETS:
Beginning of year...........................................................................       1,083,866,430     1,137,510,486
                                                                                              ------------------  ----------------
End of year.................................................................................  $    1,179,575,474  $  1,083,866,430
                                                                                              ------------------  ----------------
                                                                                              ------------------  ----------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber RMA Money Fund, Inc. ("Corporation") was organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation is a series mutual fund with three portfolios, each of which are diversified series: PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") (collectively the "Funds") and PaineWebber Retirement Money Fund. The financial statements of PaineWebber Retirement Money Fund are not included herein.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Corporation's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and

NOTES TO FINANCIAL STATEMENTS

administrator of the Corporation and each of its series. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                          ANNUAL
AVERAGE DAILY NET ASSETS                                                                   RATE
--------------------------------------------------------------------------------------  -----------
MONEY MARKET PORTFOLIO:
All...................................................................................        0.50%
U.S. GOVERNMENT PORTFOLIO:
Up to $300 million....................................................................        0.50
In excess of $300 million up to $750 million..........................................        0.44
Over $750 million.....................................................................        0.36

  At June 30, 1998, the Money Market Portfolio and the U.S. Government Portfolio owed PaineWebber $4,574,206, and $418,649 respectively, for investment advisory and administration fees.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

  PaineWebber is the distributor of the shares of both the U.S. Government Portfolio and Money Market Portfolio. Under the plan of distribution, the U.S. Government Portfolio is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of its average daily net assets for providing certain shareholder services. PaineWebber was compensated for providing such services at the annual rate of 0.08% of the U.S. Government Portfolio's average daily net assets until February 11, 1998. Effective February 12, 1998, upon Board of Director approval, this fee became payable at the annual rate of 0.125% of U.S. Government Portfolio's average daily net assets. No such fees are charged by PaineWebber for the similar services it provides for the Money Market Portfolio. At June 30, 1998, the U.S. Government Portfolio owed PaineWebber $123,104 for such service fees.

TRANSFER AGENCY SERVICE FEES

  Prior to August 1, 1997, each Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Funds' transfer agent. For these services for the month ended July 31, 1997, PaineWebber earned $156,077 and $12,249 from the Money Market Portfolio and the U.S. Government Portfolio, respectively.

  Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the eleven months ended June 30, 1998, PaineWebber received from PFPC, Inc., not the Funds, approximately 54% and 52% of the total transfer agency fees collected by PFPC, Inc. from the Money Market Portfolio and the U.S. Government Portfolio, respectively.

NOTES TO FINANCIAL STATEMENTS

OTHER LIABILITIES

  At June 30, 1998, the Money Market Portfolio and the U.S. Government Portfolio, had dividends payable aggregating $20,219,905 and $2,047,768, respectively, and the Money Market Portfolio had a payable for investments purchased aggregating $20,000,000.

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

  At June 30, 1998, Money Market Portfolio had net capital loss carryforwards of $2,778,904. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire by June 30, 2003 for Money Market Portfolio. To the extent that these losses are used to offset future net capital gains, the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

  There are 30 billion $0.001 par value authorized shares of common stock relating to the Money Market Portfolio and 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                       FOR THE YEARS ENDED JUNE 30,
                                                    ------------------------------------------------------------------
                                                                  1998                              1997
                                                    --------------------------------  --------------------------------
                                                     MONEY MARKET    U.S. GOVERNMENT   MONEY MARKET    U.S. GOVERNMENT
                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ---------------  ---------------  ---------------  ---------------
Shares sold.......................................   65,875,302,609   6,429,052,935    46,081,179,686   5,743,052,232
Shares repurchased................................  (63,913,078,006) (6,389,964,301)  (45,323,952,320) (5,850,657,192)
Dividends reinvested..............................      500,196,086      56,590,211       392,867,482      53,950,446
                                                    ---------------  ---------------  ---------------  ---------------
Net increase (decrease) in shares outstanding.....    2,462,420,689      95,678,845     1,150,094,848     (53,654,514)
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                        FOR THE YEARS ENDED JUNE 30,
                                     -------------------------------------------------------------------
                                        1998          1997          1996          1995          1994
                                     -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
 year..............................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                     -----------   -----------   -----------   -----------   -----------
Net investment income..............      0.051         0.049         0.051         0.049         0.030
Dividends from net investment
 income............................     (0.051)       (0.049)       (0.051)       (0.049)       (0.030)
                                     -----------   -----------   -----------   -----------   -----------
Net asset value, end of year.......  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                     -----------   -----------   -----------   -----------   -----------
                                     -----------   -----------   -----------   -----------   -----------
Total investment return(1).........       5.21%         5.04%         5.25%         5.00%         2.95%
                                     -----------   -----------   -----------   -----------   -----------
                                     -----------   -----------   -----------   -----------   -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)....  $11,135,226    $8,673,055    $7,522,612    $5,398,146    $4,337,009
Expenses to average net assets.....       0.60%         0.59%         0.60%(2)      0.59%         0.59%
Net investment income to average
 net assets........................       5.09%         4.94%         5.14%(2)      4.91%         2.98%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                           FOR THE YEARS ENDED JUNE 30,
                                     ------------------------------------------------------------------------
                                         1998           1997           1996           1995           1994
                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of
 year..............................  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         ------         ------         ------         ------         ------
Net investment income..............       0.049          0.048          0.049          0.046          0.027
Dividends from net investment
  income...........................      (0.049)        (0.048)        (0.049)        (0.046)        (0.027)
                                         ------         ------         ------         ------         ------
Net asset value, end of year.......  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         ------         ------         ------         ------         ------
                                         ------         ------         ------         ------         ------
Total investment return(1).........        5.05%          4.88%          5.04%          4.67%          2.74%
                                         ------         ------         ------         ------         ------
                                         ------         ------         ------         ------         ------
RATIOS/SUPPLEMENT DATA:
Net assets, end of year (000's)....    $1,179,575     $1,083,866     $1,137,510       $815,781       $854,928
Expenses to average net assets.....        0.57%          0.62%          0.65%(2)       0.63%          0.62%
Net investment income to average
  net assets.......................        4.93%          4.78%          4.91%(2)       4.55%          2.75%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.02%.

PAINEWEBBER RMA MONEY FUND, INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors and Shareholders
PaineWebber RMA Money Fund, Inc.

  We have audited the accompanying statements of net assets of the Money Market Portfolio and the U.S. Government Portfolio (two of the portfolios of the PaineWebber RMA Money Fund, Inc.) as of June 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at June 30, 1998 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio at June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG SIGNATURE]

New York, New York
August 21, 1998

PAINEWEBBER RMA MONEY FUND, INC.

TAX INFORMATION (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within sixty days of the Fund's fiscal year end (June 30, 1998) as to the federal tax status of distributions received by shareholders during such fiscal year from each portfolio. Accordingly, we are advising you that all of the distributions paid during the fiscal year were derived from net investment income of the Money Market Portfolio and the U.S. Government Portfolio. These amounts are taxable as ordinary income, none of which qualifies for the dividend received deduction available to corporate shareholders.

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Because the Funds' fiscal year is not the calendar year, another notification will be sent in respect of calendar 1998. The second notification, which will reflect the amount used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF NET ASSETS                                            JUNE 30, 1998

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
ALABAMA--1.17%
  $    10,900    Birmingham Alabama Medical
                   Clinic Board Revenue
                   (U.A.H.S.F.)................            A                   3.450%         $     10,900,000
        9,735    Birmingham Alabama Refunding
                   Series A....................            A                   3.500                 9,735,000
           40    Mcintosh Industrial
                   Development Board Pollution
                   Control Revenue Bond
                   (Ciba Geigy)................            A                   3.800                    40,000
        6,000    St. Clair County Industrial
                   Development Board
                   (National Cement Company
                   Inc. Project)...............            A                   3.600                 6,000,000
                                                                                              ----------------
                                                                                                    26,675,000
                                                                                              ----------------
ARIZONA--2.89%
       18,000    Salt River Arizona
                   Agricultural Improvement &
                   Power Project
                   Tax-Exempt Commercial
                   Paper.......................   09/14/98 to 10/15/98     3.550 to 3.750           18,000,000
       11,200    Apache County Industrial
                   Development Authority
                   (Tucson Electric Power
                   Company Project Series B)...            A                   3.650                11,200,000
        5,000    Apache County Industrial
                   Development Authority
                   (Tucson Electric Power
                   Springerville Project)......            A                   3.600                 5,000,000
       10,000    Maricopa County Pollution
                   Control
                   (Arizona Public Service
                   Company)....................            A                   3.550                10,000,000
        4,200    Phoenix Multi-Family Housing
                   Authority
                   (Del Mar Terrace Apartments
                   Project)....................            A                   3.600                 4,200,000
        8,400    Phoenix Multi-Family Housing
                   Authority
                   (Southwest Villages
                   Project)....................            A                   3.350                 8,400,000
        6,000    Pinal County Industrial and
                   Development
                   Authority Pollution Control
                   Revenue.....................            A                   3.900                 6,000,000
        2,750    Scottsdale Industrial
                   Development Authority
                   Hospital Revenue
                   (Scottsdale Memorial
                   Hospital)
                   (Pre-refunded with U.S.
                   Government Securities to
                   09/01/98 @ 101).............         09/01/98               7.050                 2,791,839
                                                                                              ----------------
                                                                                                    65,591,839
                                                                                              ----------------
ARKANSAS--0.09%
        2,000    Little Rock Arkansas School
                   District
                   Tax and Revenue Anticipation
                   Notes.......................         12/30/98               4.250                 2,005,857
                                                                                              ----------------
CALIFORNIA--2.46%
        9,000    California School Cash Reserve
                   Program Authority Pool
                   Series A
                   Tax and Revenue Anticipation
                   Notes.......................         07/01/99               4.500                 9,065,880
        2,420    Fremont School District Santa
                   Clara County
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99               3.900                 2,425,082
        5,000    Fremont California
                   Tax and Revenue Anticipation
                   Notes.......................         07/01/99               4.000                 5,014,400
       10,000    Los Angeles County Series A
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99               4.500                10,079,700
        7,000    Los Angeles Regional Airports
                   Improvement Corporation
                   Lease Revenue...............            A                   4.000                 7,000,000
        6,000    San Francisco County Airports
                   Series B
                   Tax-Exempt Commercial
                   Paper.......................         07/29/98               3.750                 6,000,000
        4,200    California Higher Education
                   Loan Authority
                   (Student Loans).............            A                   3.800                 4,200,000
        6,500    California Higher Education
                   Loan Authority Series D-2
                   (Student Loans).............            A                    3.65                 6,500,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

CALIFORNIA (CONCLUDED)

  $     5,500    California Higher Education
                   Loan Authority Series D-2
                   (Student Loans).............         07/01/98               4.00%          $      5,500,000
                                                                                              ----------------
                                                                                                    55,785,062
                                                                                              ----------------
COLORADO--1.58%
        6,250    Colorado General Fund Revenue
                   Series A
                   Tax and Revenue Anticipation
                   Notes.......................         06/25/99               4.000                 6,274,875
       10,000    Colorado Housing Finance
                   Authority
                   Multi-Family Housing Revenue
                   Project
                   (Grant Plaza Project).......            A                   3.625                10,000,000
        9,150    Douglas County Colorado
                   Multi-Family Housing Revenue
                   (Autumn Chase Project J)....            A                   3.500                 9,150,000
       10,500    Moffat County Pollution
                   Control Revenue
                   (Colorado-Ule Electric).....            A                   3.650                10,500,000
                                                                                              ----------------
                                                                                                    35,924,875
                                                                                              ----------------
CONNECTICUT--0.86%
       19,600    Connecticut Development
                   Authority Pollution Control
                   Revenue
                   (Connecticut Light & Power
                   Company Project)............            A                   3.500                19,600,000
                                                                                              ----------------
DELAWARE--0.64%
       14,600    Delaware Economic Development
                   Authority
                   (Hospital Billing &
                   Collection Service, Ltd.)...            A                   3.750                14,600,000
                                                                                              ----------------
DISTRICT OF COLUMBIA--1.03%
        8,500    District of Columbia Series B
                   Tax and Revenue Anticipation
                   Notes.......................         09/30/98               4.500                 8,513,181
        3,000    District of Columbia
                   Variable Refunding A 2......            A                   4.000                 3,000,000
        5,500    District of Columbia
                   Variable Refunding A 4......            A                   4.000                 5,500,000
        6,300    District of Columbia
                   Variable Refunding A 3......            A                   4.000                 6,300,000
                                                                                              ----------------
                                                                                                    23,313,181
                                                                                              ----------------
FLORIDA--7.95%
        9,730    Dade County Aviation
                   Revenue.....................            A                   3.550                 9,730,000
        9,550    Dade County Health Facilities
                   Authority Hospital Revenue
                   (Miami Childrens
                   Hospital)...................            A                   3.400                 9,550,000
       22,000    Dade County Water & Sewer
                   System Revenue..............            A                   3.400                22,000,000
       25,230    Florida Local Government
                   Finance Commission Series A
                   Tax-Exempt Commercial
                   Paper.......................   07/24/98 to 09/08/98     3.500 to 3.650           25,230,000
       11,000    Hoosier City of Sullivan PCR
                   National Rural Utilities
                   (Hoosier Energy)............         10/13/98               3.550                11,000,000
       30,200    Jacksonville Electric Series A
                   Tax-Exempt Commercial
                   Paper.......................   08/27/98 to 09/15/98     3.750 to 3.800           30,200,000
        4,450    Orange County Health
                   Facilities Authority
                   (Adventist Health
                   Systems)....................            A                   3.450                 4,450,000
        5,300    Orange County Health
                   Facilities Authority
                   (Mayflower Retirement
                   Center).....................            A                   3.500                 5,300,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

FLORIDA (CONCLUDED)

  $     6,900    Orange County Health
                   Facilities Authority
                   (Pooled Hospital Loan
                   Program)
                   Tax-Exempt Commercial
                   Paper.......................         07/27/98               3.500%         $      6,900,000
        5,100    Pinellas County Health
                   Facilities Authority
                   Tax-Exempt Commercial
                   Paper.......................            A                   3.900                 5,100,000
       10,750    Sarasota County Florida
                   Tax-Exempt Commercial
                   Paper.......................   08/13/98 to 09/08/98     3.600 to 3.750           10,750,000
       31,480    Sunshine State Government
                   Finance Commission
                   Tax-Exempt Commercial
                   Paper.......................   08/12/98 to 09/14/98     3.550 to 3.700           31,480,000
        5,000    University of North Florida
                   Foundation Incorporated.....            A                   3.550                 5,000,000
        4,000    West Orange Memorial Hospital
                   A1
                   Tax-Exempt Commercial
                   Paper.......................         07/21/98               3.500                 4,000,000
                                                                                              ----------------
                                                                                                   180,690,000
                                                                                              ----------------
GEORGIA--6.11%
        3,200    Burke County Development
                   Authority
                   (Oglethorpe Power
                   Corporation)
                   Tax-Exempt Commercial
                   Paper.......................         09/10/98               3.700                 3,200,000
        3,655    Municipal Electric Authority
                   Of Georgia
                   Tax-Exempt Commercial
                   Paper.......................         08/18/98               3.650                 3,655,000
       33,805    Burke County Development
                   Authority Pollution Control
                   (Oglethorpe Power
                   Corporation)................            A                   3.400                33,805,000
       10,000    Cobb County Housing Authority
                   Multi-Family Housing Revenue
                   (Greenhouse Frey Apartment
                   Project)....................            A                   3.600                10,000,000
       10,000    De Kalb County Housing
                   Authority Multi-Family
                   Housing Revenue
                   Refunding Post Walk
                   Project.....................            A                   3.600                10,000,000
       13,000    Georgia Municipal Electric
                   Authority...................            A                   3.500                13,000,000
        3,775    Georgia Municipal Gas
                   Authority Tax-Exempt
                   Commercial Paper
                   (Agency Project Series A)...            A                   3.500                 3,775,000
       31,000    Georgia Municipal Gas
                   Authority
                   (Transco Portfolio I Project
                   B)..........................            A                   3.500                31,000,000
        4,000    Georgia Municipal Gas
                   Authority Gas Revenue
                   (Gas Portfolio II Project
                   C)..........................            A                   3.400                 4,000,000
       12,860    Glynn Brunswick Memorial
                   Hospital Variable
                   Anticipation Certificates
                   (Southeast Georgia
                   Project)....................            A                   3.400                12,860,000
        5,100    Glynn Brunswick County
                   Memorial Hospital Authority
                   Revenue.....................            A                   1.000                 5,100,000
        8,500    Gwinnett County Housing
                   Authority Multi-Family
                   Housing Revenue
                   Various Post Court
                   Project.....................            A                   3.600                 8,500,000
                                                                                              ----------------
                                                                                                   138,895,000
                                                                                              ----------------
ILLINOIS--10.94%
        2,500    Illinios Healthcare
                   Authority--Health Facility
                   Authority Series 1998
                   (Evanston Hospital).........            A                   3.700                 2,500,000
        6,000    Illinois Development Finance
                   Authority Pollution Control
                   Revenue
                   (Illinois Power Company)
                   Project Series C............         11/05/98               3.550                 6,000,000
        1,500    Chicago Illinois Multi-Family
                   Housing Revenue
                   (Waveland Associates Project
                   E)..........................            A                   3.550                 1,500,000
        3,250    Chicago Multi-Family Housing
                   Revenue
                   (Waveland Associates Project
                   B)..........................            A                   3.550                 3,250,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

ILLINOIS (CONCLUDED)

  $    32,200    Chicago O'Hare International
                   Airport Revenue Series C....            A                   3.550%         $     32,200,000
        3,000    Chicago Park District
                   Tax and Revenue Anticipation
                   Notes.......................         09/21/98               4.750                 3,005,746
        2,500    Chicago Public Building
                   Commerce Building Revenue
                   Series A....................         12/01/98               4.500                 2,507,122
       27,800    Cook County Illinios..........            A                   3.500                27,800,000
        6,000    Illinois Development Finance
                   Authority
                   (Chicago Symphony
                   Orchestra)..................            A                   3.500                 6,000,000
       16,200    Illinois Development Finance
                   Authority Pollution Control
                   Revenue
                   (Commonwealth Edison).......            A                   3.600                16,200,000
        4,000    Illinois Development Finance
                   Authority Revenue
                   Variable (Provena Health)
                   Series C....................            A                   3.650                 4,000,000
       23,500    Illinois Educational
                   Facilities Authority Revenue
                   (Pooled Loan)
                   Tax-Exempt Commercial
                   Paper.......................   07/07/98 to 12/31/98         3.550                23,500,000
        4,845    Illinois Educational
                   Facilities Authority Revenue
                   (Northwestern University)...            A                   3.550                 4,845,000
        9,000    Illinois Educational
                   Facilities Authority Revenue
                   (Field Museum of Natural
                   History)....................         01/28/99               3.650                 9,000,000
        6,000    Illinois Educational
                   Facilities Authority Revenue
                   (Shedd Aquarium Society
                   B)..........................         07/23/98               3.850                 6,000,000
        5,800    Illinois Health Facilities
                   Authority Revenue
                   (Central Dupage
                   Healthcorp).................            A                   3.750                 5,800,000
       22,170    Illinois Health Facilities
                   Authority Revenue
                   (Central Health and
                   Northwest Community)........            A                   3.550                22,170,000
       10,000    Illinois Health Facilities
                   Authority Revenue
                   (Elmhurst Memorial
                   Hospital)...................            A                   3.850                10,000,000
        6,000    Illinois Health Facilities
                   Authority Revenue
                   (Evanston Hospital).........         03/01/99               3.700                 6,000,000
        7,000    Illinois Health Facilities
                   Authority Revenue
                   (Evanston Hospital)
                   Tax-Exempt Commercial
                   Paper.......................         10/15/98               3.900                 7,000,000
       15,400    Illinois Health Facilities
                   Authority Revenue
                   (Loyola University Health
                   Systems B)..................            A                   3.400                15,400,000
        9,225    Illinois Health Facilities
                   Authority Revenue
                   Series 1989 A (Rush
                   Presentation)
                   Tax-Exempt Commercial
                   Paper.......................   09/10/98 to 09/15/98         3.750                 9,225,000
        5,000    Illinois Health Facilities
                   Authority Revenue
                   Series 1997 B (Evanston
                   Hospital)...................         04/30/99               3.800                 5,000,000
        5,000    Illinois Health Facilities
                   Authority Revenue
                   (Victory Health)............         08/14/98                3.65                 5,000,000
        7,100    Illinois Health Facilities
                   Authority Revenue
                   Variable Refunding Advocate
                   Health Care B...............            A                   3.550                 7,100,000
        7,600    Illinois State Toll and
                   Highway Authority...........            A                   3.400                 7,600,000
                                                                                              ----------------
                                                                                                   248,602,868
                                                                                              ----------------
INDIANA--1.27%
       19,000    City of Indianapolis Gas
                   Utility System
                   Tax-Exempt Commercial
                   Paper.......................   07/13/98 to 10/06/98     3.550 to 3.700           19,000,000
        2,750    Indianapolis Local Public
                   Improvement Bond
                   Bank Notes Series E.........         07/09/98               4.250                 2,750,266

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

INDIANA (CONCLUDED)

  $     4,000    Indianapolis Local Public
                   Improvement Bond
                   Bank Notes Series H.........         07/09/98               4.250%         $      4,000,386
        3,000    Petersburg Pollution Control
                   Revenue
                   (Indianapolis Power & Light
                   Company)
                   Tax-Exempt Commercial
                   Paper.......................         08/18/98               3.750                 3,000,000
                                                                                              ----------------
                                                                                                    28,750,652
                                                                                              ----------------
IOWA--0.88%
       20,000    Iowa Finance Authority
                   (Village Court Project).....            A               3.500 to 3.625           20,000,000
                                                                                              ----------------
KANSAS--0.34%
        1,600    Burlington Pollution Control
                   Revenue Project A
                   (Kansas Power & Light
                   Company)....................         08/11/98               3.500                 1,600,000
        2,000    Burlington Pollution Control
                   Revenue Project B
                   (Kansas Power & Light
                   Company)....................         08/10/98               3.500                 2,000,000
        4,000    Burlington Pollution Control
                   Revenue Project B
                   (Kansas Power and Light
                   Company)
                   Tax-Exempt Commercial
                   Paper.......................         08/07/98               3.650                 4,000,000
                                                                                              ----------------
                                                                                                     7,600,000
                                                                                              ----------------
KENTUCKY--3.81%
       21,735    Jefferson County Kentucky
                   1996 Series A PCR
                   (Louisville Gas and
                   Electric)
                   Tax-Exempt Commercial
                   Paper.......................   09/01/98 to 10/14/98     3.600 to 3.650           21,735,000
        8,000    Kentucky Economic Development
                   Finance Authority
                   Hospital Facilities Revenue
                   (Baptist Healthcare Systems
                   Obligation).................            A                   3.500                 8,000,000
        8,295    Mason County Pollution Control
                   Revenue
                   (East Kentucky Power
                   National Rural).............            A                   3.650                 8,295,000
       24,780    Pendleton Multi-County Lease
                   Revenue
                   (Kentucky Associates Leasing
                   Program)....................   07/01/98 to 08/11/98     3.500 to 3.950           24,780,000
       23,800    Trimble County Pollution
                   Control
                   (Louisville Gas & Electric
                   Company)
                   Tax-Exempt Commercial
                   Paper.......................   09/04/98 to 10/08/98     3.550 to 3.750           23,800,000
                                                                                              ----------------
                                                                                                    86,610,000
                                                                                              ----------------
LOUISIANA--2.55%
        9,700    Calcasieu Parish Industrial
                   Development Board
                   Pollution Control Revenue
                   (Citgo Petrol Corp.)........            A                   3.600                 9,700,000
       11,500    Jefferson Parish Hospital
                   Service District Hospital
                   Revenue.....................            A                   3.600                11,500,000
       12,000    Louisiana Public Facilities
                   Authority Pollution Control
                   Revenue
                   (Ciba Geigy)................            A                   3.550                12,000,000
        3,000    Louisiana Public Facilities
                   Authority 1997D
                   (Sisters of Charity)
                   Tax-Exempt Commercial
                   Paper.......................         07/20/98               3.500                 3,000,000
        7,890    Louisiana Public Facilities
                   Authority Revenue
                   (College and University
                   Equipment and Capital Series
                   A)..........................            A                   3.600                 7,890,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

LOUISIANA (CONCLUDED)

  $     8,000    Plaquemines Port Harbor and
                   Terminal District
                   Marine Terminal Facilities
                   Revenue Electro Coal
                   Transfer Series A
                   (Tampa Electric) Tax-Exempt
                   Commercial Paper............            A                   3.500%         $      8,000,000
        5,900    South Louisiana Port
                   Commission Marine Terminal
                   Facilities Revenue
                   (Occidental Petroleum)......            A                   3.500                 5,900,000
                                                                                              ----------------
                                                                                                    57,990,000
                                                                                              ----------------
MARYLAND--1.87%
        2,500    Howard County Series B
                   Tax-Exempt Commercial
                   Paper.......................         08/15/98               5.500                 2,505,257
       24,750    Montgomery County Series B
                   (Consolidated Public
                   Improvement)................   07/14/98 to 10/01/98     3.500 to 6.800           24,777,552
        5,965    Northeast Maryland Waste
                   Disposal Authority Resources
                   Recovery Revenue
                   (Refunding Harford County
                   Resoucres)..................            A                   3.350                 5,965,000
        9,200    University of Maryland
                   Equipment Tender Notes......            A                   3.500                 9,200,000
                                                                                              ----------------
                                                                                                    42,447,809
                                                                                              ----------------
MASSACHUSETTS--2.23%
       11,600    Boston Water and Sewer
                   Commission Revenue Series
                   A...........................            A                   3.500                11,600,000
       10,000    Massachusetts Health and
                   Educational Facilities
                   Authority
                   (Capital Asset Program).....            A                   3.200                10,000,000
        6,700    Massachusetts Industrial
                   Finance Agency Resources
                   Recovery Revenue
                   (Refunding Ogden Haverhill
                   Project A)..................            A                   3.400                 6,700,000
        4,000    Massachusetts Municipal
                   Wholesale Electric Company
                   Power Supply Systems
                   Revenue.....................            A                   3.350                 4,000,000
        6,243    Mohawk Trail Regional School
                   District Massachusetts
                   Bond Anticipation Notes.....         11/02/98               4.100                 6,246,616
        8,110    Whitman Hanson Regional School
                   District
                   Bond Anticipation Notes.....         10/15/98               4.000                 8,114,098
        4,100    Whitman Hanson Regional School
                   District
                   Bond Anticipation Notes.....         07/15/98               4.250                 4,100,471
                                                                                              ----------------
                                                                                                    50,761,185
                                                                                              ----------------
MICHIGAN--2.47%
        3,000    Detroit City School
                   District....................         07/01/99               4.250                 3,024,180
        8,000    Kent Hospital Finance
                   Authority Michigan Revenue
                   Refunding Spectrum Health
                   B...........................            A                   3.450                 8,000,000
        3,100    Michigan Strategic Fund
                   (Dow Chemical)
                   Tax-Exempt Commercial
                   Paper.......................         09/09/98               3.550                 3,100,000
       11,500    Michigan Municipal Bond
                   Authority Revenue...........   07/02/98 to 07/02/99         4.500                11,519,985
        5,000    Michigan State Building
                   Authority Revenue Series
                   1...........................         10/01/98               3.700                 5,000,000
        4,000    Michigan State Housing
                   Development Authority
                   (Shoal Creek)...............            A                   3.550                 4,000,000
       16,000    Michigan State Notes..........         09/30/98               4.500                16,028,282

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

MICHIGAN (CONCLUDED)

  $     5,400    Northville Township Economic
                   Development Corporation
                   Limited Obligation Revenue
                   (Various Thrifty Northville
                   Incorporated Project).......            A                   3.625%         $      5,400,000
                                                                                              ----------------
                                                                                                    56,072,447
                                                                                              ----------------
MINNESOTA--0.68%
       10,000    Rochester Healthcare
                   Facilities Revenue
                   (Mayo Foundation Center F)
                   Tax-Exempt Commercial
                   Paper.......................         08/21/98               3.700                10,000,000
        2,300    Rochester Healthcare
                   Facilities Revenue
                   (Mayo Foundation Center A)
                   Tax-Exempt Commercial
                   Paper.......................         07/23/98               3.650                 2,300,000
        3,100    Rochester Healthcare Facility
                   (Mayo Foundation)
                   Tax-Exempt Commercial
                   Paper.......................         07/20/98               3.650                 3,100,000
                                                                                              ----------------
                                                                                                    15,400,000
                                                                                              ----------------
MISSISSIPI--0.37%
        2,000    Claiborne County Pollution
                   Control Revenue
                   (Southern Mississippi
                   Electric)
                   Tax-Exempt Commercial
                   Paper.......................         09/09/98               3.700                 2,000,000
        6,500    Perry County Pollution Control
                   Revenue
                   (Leaf River Forest).........            A                   3.600                 6,500,000
                                                                                              ----------------
                                                                                                     8,500,000
                                                                                              ----------------
MISSOURI--1.70%
        9,000    Missouri Environmental
                   Improvement and Energy
                   Resource Authority Pollution
                   Control Revenue
                   (Union Electric Company)
                   Series B....................            A                   3.750                 9,000,000
       12,040    Missouri State Health &
                   Education Facilities
                   Authority
                   (SSM Healthcare)............            A                   4.300                12,040,000
        4,000    Missouri State Health &
                   Educational Facilities
                   Authority
                   (Mehlville School District
                   Series H)...................         09/14/98               4.500                 4,004,723
       13,600    Missouri State Health &
                   Educational Facilities
                   Authority
                   (SSM Healthcare)
                   Tax-Exempt Commercial
                   Paper.......................         08/17/98               3.750                13,600,000
                                                                                              ----------------
                                                                                                    38,644,723
                                                                                              ----------------
NEBRASKA--1.13%
       10,600    Lancaster County Hospital
                   Revene
                   (Bryan Memorial Hospital
                   Project)....................            A                   3.400                10,600,000
       15,100    Nebraska Higher Education Loan
                   Authority
                   Multiple Mode Student Loan
                   Series E....................            A                   3.550                15,100,000
                                                                                              ----------------
                                                                                                    25,700,000
                                                                                              ----------------
NEVADA--2.24%
       19,000    Las Vegas Valley Water Series
                   A
                   Tax-Exempt Commercial
                   Paper.......................   08/10/98 to 08/21/98     3.500 to 3.650           19,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

NEVADA (CONCLUDED)

  $    31,899    Clark County Airport
                   Improvement Revenue.........            A                   3.400%         $     31,899,000
                                                                                              ----------------
                                                                                                    50,899,000
                                                                                              ----------------
NEW HAMPSHIRE--1.65%
        4,900    Strafford County Lot A
                   Tax Anticipation Notes......         12/31/98               3.900                 4,902,437
       19,525    New Hampshire Housing Finance
                   Authority Multi-Family
                   Revenue
                   (EQR Bond Partnership
                   Project)....................            A                   3.600                19,525,000
        5,000    New Hampshire Business Finance
                   Authority Series A
                   Resource Recovery Revenue...            A                   3.550                 5,000,000
        8,000    Rockingham County
                   Tax Anticipation Notes......         12/31/98               4.000                 8,013,560
                                                                                              ----------------
                                                                                                    37,440,997
                                                                                              ----------------
NEW JERSEY--1.31%
        2,500    New Jersey State
                   Transportation Authority
                   Trust Fund
                   Transportation Systems
                   Series A....................         06/15/99               4.500                 2,519,517
        4,000    New Jersey State
                   Transportation Authority
                   Trust Fund
                   Transportation Systems
                   Series A....................         12/15/98               5.000                 4,025,068
       10,000    Essex County Bond Anticipation
                   Notes
                   Series A....................         08/07/98               4.250                10,003,315
        5,000    Jersey City Bond Anticipation
                   Notes.......................         09/18/98               4.375                 5,005,045
        2,200    Pleasantville School District
                   Temporary Notes.............         08/28/98               4.250                 2,201,464
        6,000    South Plainfield
                   Bond Anticipation Notes.....         07/22/98               4.250                 6,000,762
                                                                                              ----------------
                                                                                                    29,755,171
                                                                                              ----------------
NEW MEXICO--2.00%
        3,500    New Mexico
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99               4.250                 3,521,840
       13,000    Albuquerque Airport Revenue...            A                   3.400                13,000,000
       10,050    Albuquerque Gross Receipts
                   (Lodges Tax Revenue) Series
                   A...........................            A                   3.500                10,050,000
        1,390    Gallup Pollution Control
                   Revenue
                   (Plains Electric
                   Generation).................         08/15/98               5.500                 1,392,716
       17,435    University of New Mexico
                   University Revenues.........            A                   3.400                17,435,000
                                                                                              ----------------
                                                                                                    45,399,556
                                                                                              ----------------
NEW YORK--5.71%
       22,000    Babylon New York Industrial
                   Development Agency Resources
                   (Ogden Martin Project)......            A                   3.250                22,000,000
        6,000    Central Islip New York Union
                   Free School
                   Tax Anticipation Notes......         06/30/99               4.000                 6,014,400
        5,000    Dover Union Free School
                   District
                   Bond Anticipation Notes.....         09/11/98               4.250                 5,003,033
        2,000    Municipal Assistance
                   Corporation for New York
                   City........................            A                   3.200                 2,000,000
        6,000    Nassau County New York
                   Revenue Anticipation Notes
                   Series A....................         03/10/99               4.000                 6,007,940

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

NEW YORK (CONCLUDED)

  $     2,000    Nassau County New York
                   Tax Anticipation Notes
                   Series B....................         08/31/98               4.250%         $      2,002,501
        5,500    New York City Municipal Water
                   Finance Authority
                   Water & Sewer Systems
                   Revenue Series A............            A                   3.800                 5,500,000
          500    New York City Transitional
                   Finance Authority
                   Revenue.....................            A                   3.650                   500,000
       12,760    New York State Dormitory
                   Authority
                   (Sloan Kettering)
                   Tax-Exempt Commercial
                   Paper.......................   08/07/98 to 08/14/98     3.600 to 3.750           12,760,000
        4,800    New York State Energy Research
                   & Development Authority
                   Pollution Control Revenue
                   (Orange and Rockland Project
                   A)..........................            A                   3.250                 4,800,000
        7,000    New York State Housing Finance
                   Agency
                   (Normandie Court I
                   Project)....................            A                   3.200                 7,000,000
        6,300    New York State Local
                   Government Assistance
                   Corporation.................            A                   3.200                 6,300,000
        3,000    Rome New York City School
                   District
                   Revenue Anticipation
                   Notes.......................         06/30/99               4.000                 3,005,744
        2,000    State of New York Series V
                   Tax-Exempt Commercial
                   Paper.......................         08/17/98               3.750                 2,000,000
        9,000    Suffolk County New York Water
                   Authority...................            A                   3.350                 9,000,000
       31,535    Suffolk County New York Water
                   Authority
                   Bond Anticipation Notes.....            A                   3.350                31,535,000
        4,300    Triborough Bridge and Tunnel
                   Authority...................            A                   3.200                 4,300,000
                                                                                              ----------------
                                                                                                   129,728,618
                                                                                              ----------------
NORTH CAROLINA--5.94%
       16,880    Charlotte Airport Revenue.....            A                   3.400                16,880,000
       16,400    Charlotte Mecklenberg Hospital
                   Authority
                   Health Care Systems Revenue
                   Series D....................            A                   3.450                16,400,000
       21,300    North Carolina Education and
                   Medicare
                   (Duke University)...........            A                   3.450                21,300,000
       11,145    North Carolina Educational
                   Facilities Finance Agency
                   Revenue
                   (Guilford College)..........            A                   3.600                11,145,000
       22,000    North Carolina Educational
                   Facility
                   (Bowman Grey School Medical
                   Project)....................            A                   3.500                22,000,000
        6,000    North Carolina Educational
                   Facility
                   (Duke University Project
                   Series A)...................            A                   3.450                 6,000,000
       14,000    North Carolina Educational
                   Facility
                   (Duke University Project
                   Series B)...................            A                   3.450                14,000,000
        5,785    North Carolina Medical Care
                   Commission Hospital Revenue
                   (Duke University Hospital
                   Project C)..................            A                   3.450                 5,785,000
        9,815    North Carolina Educational
                   Facility
                   (Elon College)..............            A                   3.450                 9,815,000
        4,000    North Carolina Medical Care
                   Commission Revenue
                   (Carol Woods Project).......            A                   4.100                 4,000,000
        7,600    Union County Industrial
                   Facilities and Pollution
                   Control
                   Financing Authority
                   (Square D Company
                   Project)....................            A                   3.500                 7,600,000
                                                                                              ----------------
                                                                                                   134,925,000
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
NORTH DAKOTA--0.18%
  $     4,100    Grand Forks Healthcare
                   Facilities Revenue
                   (The United Hospital Group
                   Project)....................            A                   3.800%         $      4,100,000
                                                                                              ----------------
OHIO--1.25%
        5,600    Columbus Electric Systems
                   Revenue.....................            A                   3.500                 5,600,000
       12,700    Columbus Sewer Revenue........            A                   3.500                12,700,000
       10,000    Cuyahoga County Hospital
                   Revenue
                   (Cleveland Clinic Foundation
                   A)..........................            A                   3.500                10,000,000
                                                                                              ----------------
                                                                                                    28,300,000
                                                                                              ----------------
OKLAHOMA--0.15%
        3,370    Tulsa Parking Authority
                   Revenue
                   (Williams Center)...........            A                   3.750                 3,370,000
                                                                                              ----------------
OREGON--1.94%
        4,500    Multnomah County Oregon School
                   District Number 1J
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99               4.250                 4,525,875
       29,500    Oregon State General
                   Obligation
                   (Veterans Welfare)..........            A                   3.500                29,500,000
       10,000    Oregon State Variable Rate
                   Series 73 H.................            A                   3.500                10,000,000
                                                                                              ----------------
                                                                                                    44,025,875
                                                                                              ----------------
PENNSYLVANIA--3.66%
       14,000    Allegheny County Hospital
                   Development Authority
                   Revenue
                   (St Francis Systems)........            A                   3.550                14,000,000
        7,000    Allegheny County Pollution
                   Control Revenue
                   (U.S. Steel)
                   Tax-Exempt Commercial
                   Paper.......................         10/09/98               3.650                 7,000,000
        7,400    Bucks County Industrial
                   Development Authority
                   Revenue
                   (Edgcomb Metals Company)....            A                   3.500                 7,400,000
       21,200    Delaware Valley Regional
                   Finance Authority
                   Local Government Revenue....            A                   3.450                21,200,000
        4,600    Delaware Valley Regional
                   Finance Authority Series A
                   Local Government Revenue....            A                   3.450                 4,600,000
        4,200    Delaware Valley Regional
                   Finance Authority Series B
                   Local Government Revenue....            A                   3.450                 4,200,000
        5,300    Northumberland County
                   Industrial Development
                   Authority
                   Pollution Control Revenue
                   (Merck and Company Inc).....            A                   3.750                 5,300,000
        6,900    Northumberland County
                   Industrial Development
                   Authority
                   Pollution Control Revenue
                   (Merck and Company).........            A                   3.850                 6,900,000
        4,500    Philadelphia Pennsylvania
                   Series A
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99               4.250                 4,526,595
        8,000    Pottsville Hospital Authority
                   Hospital Revenue
                   (Charity Obligation Group
                   Series F)...................            A                   3.400                 8,000,000
                                                                                              ----------------
                                                                                                    83,126,595
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
RHODE ISLAND--0.26%
  $     6,000    East Providence Rhode Island
                   Tax Anticipation Notes......         07/07/98               4.100%         $      6,000,389
                                                                                              ----------------
SOUTH CAROLINA--0.97%
        6,200    Greenville County Industrial
                   Revenue
                   (Edgcomb Metals Company
                   Project)....................            A                   3.500                 6,200,000
       13,800    South Carolina Jobs Economic
                   Development Authority
                   Hospital Facilities Revenue
                   (Baptist Healthcare
                   Systems)....................            A                   3.450                13,800,000
        2,000    South Carolina Public Service
                   Authority
                   Tax-Exempt Commercial
                   Paper.......................         09/16/98               3.550                 2,000,000
                                                                                              ----------------
                                                                                                    22,000,000
                                                                                              ----------------
TENNESSEE--3.57%
        8,000    Clarksville Public Building
                   Authority Revenue C.........            A                   3.600                 8,000,000
        2,200    Tennessee State Series........         06/01/99               5.950                 2,245,757
        4,400    Clarksville Public Building
                   Authority Revenue...........            A                   3.400                 4,400,000
        8,000    Metropolitan Nashville &
                   Davidson Health & Education
                   (Vanderbilt University).....            A                   3.750                 8,000,000
        4,500    Metropolitan Nashville &
                   Davidson Health & Education
                   Facility Board Revenue
                   (Vanderbilt University
                   Series B)...................         07/24/98               3.700                 4,500,000
        8,600    Metropolitan Nashville &
                   Davidson Industrial
                   (Timberlake)................            A                   3.500                 8,600,000
        4,000    Metropolitan Nashville Airport
                   Authority...................            A                   3.550                 4,000,000
       22,000    Shelby County 1997 Series A...   09/14/98 to 10/14/98     3.600 to 3.750           22,000,000
        2,900    Shelby County Health
                   Educational and Housing
                   Facilities
                   Board Revenue
                   (Lebonheur Childrens Medical
                   Center C)
                   (Pre-refunded with U.S.
                   Government Securities to
                   09/15/98 @ 102).............         08/15/98               7.600                 2,970,958
       12,000    Tennessee Local Development
                   Authority Revenue
                   Bond Anticipation Notes
                   Series A....................            A                   3.400                12,000,000
        4,400    Tennessee State
                   Tax-Exempt Commercial
                   Paper.......................         07/17/98               3.700                 4,400,000
                                                                                              ----------------
                                                                                                    81,116,715
                                                                                              ----------------
TEXAS--10.02%
        4,500    Bexar Metropolitan Water......         08/10/98           3.500 to 3.550            4,500,000
        7,260    Bexar County Health Facilities
                   Development
                   (Army Retirement
                   Foundation).................            A                   3.500                 7,260,000
        5,600    Brownsville Utilities
                   Tax-Exempt Commercial
                   Paper.......................         09/15/98               3.650                 5,600,000
       16,925    City of Austin Combined
                   Utilities System
                   Tax-Exempt Commercial
                   Paper.......................   08/12/98 to 09/24/98     3.550 to 3.700           16,925,000
        9,000    City of Houston
                   Tax-Exempt Commercial
                   Paper.......................   08/17/98 to 09/25/98     3.500 to 3.750            9,000,000
       25,500    City of Houston Water & Sewer
                   Authority
                   Tax-Exempt Commercial
                   Paper.......................   08/17/98 to 10/08/98     3.650 to 3.700           25,500,000
        4,500    Dallas Area Rapid
                   Transportation Authority
                   Revenue Series A
                   Tax-Exempt Commercial
                   Paper.......................         08/21/98               3.600                 4,500,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

TEXAS (CONCLUDED)

  $     4,500    Denton Independent School
                   District Series B...........         08/14/98               3.900%         $      4,500,000
       12,800    Georgetown Higher Education
                   Finance Corp.
                   (Southwestern University)...            A                   3.450                12,800,000
        8,000    Harris County Health
                   Facilities
                   (Baylor College of Medical
                   Project)....................            A                   3.600                 8,000,000
        5,900    Harris County Health
                   Facilities
                   (Memorial Hospital Systems
                   Project Series B)...........            A                   3.400                 5,900,000
       23,100    Harris County Toll Roads......            A                   3.500                23,100,000
        9,200    Port of Corpus Christi
                   Authority Texas
                   (Koch Industries)
                   Tax-Exempt Commercial
                   Paper.......................            A                   2.850                 9,200,000
        7,000    San Antonio Texas Electric and
                   Gas Series A
                   Tax Exempt Commercial
                   Paper.......................   07/31/98 to 08/19/98         3.750                 7,000,000
       10,500    Texas State
                   Tax-Exempt Commercial
                   Paper.......................         08/12/98               3.500                10,500,000
       14,400    Texas A&M University
                   Tax-Exempt Commercial
                   Paper.......................   07/30/98 to 08/13/98     3.500 to 3.700           14,400,000
       37,000    Texas State Tax and Revenue
                   Anticipation Notes..........         08/31/98               4.750                37,058,885
       18,000    Travis County Health
                   Facilities Development
                   Corporation
                   Hospital Revenue
                   (Charity Obligation Group
                   Series E)...................            A                   3.400                18,000,000
        4,000    University of Texas
                   (Permanent University Fund)
                   Tax-Exempt Commercial
                   Paper.......................         08/13/98               3.750                 4,000,000
                                                                                              ----------------
                                                                                                   227,743,885
                                                                                              ----------------
UTAH--1.87%
        2,000    Davis County Utah
                   Tax and Revenue Anticipation
                   Notes.......................         12/31/98               4.250                 2,004,873
       10,000    Intermountain Power Agency
                   Series B 1
                   Tax-Exempt Commercial
                   Paper.......................         07/17/98               3.550                10,000,000
        7,500    Salt Lake County Utah
                   Tax and Revenue Anticipation
                   Notes.......................         12/31/98               4.000                 7,515,300
       23,000    State of Utah General
                   Obligation Series 97A
                   Tax-Exempt Commercial
                   Paper.......................         09/30/98           3.600 to 3.800           23,000,000
                                                                                              ----------------
                                                                                                    42,520,173
                                                                                              ----------------
VIRGINIA--1.96%
        3,900    Commonwealth of Virginia
                   General Obligation..........         08/28/98               3.700                 3,900,000
       40,725    Louisa Industrial Development
                   Authority Pollution Control
                   Revenue
                   (Virginia Electric And
                   Power)......................   07/10/98 to 08/28/98     3.600 to 3.750           40,725,000
                                                                                              ----------------
                                                                                                    44,625,000
                                                                                              ----------------
WASHINGTON--1.07%
        7,600    Seattle Municipal Light and
                   Power Revenue
                   Tax-Exempt Commercial
                   Paper.......................            A                   3.400                 7,600,000
        2,000    Seattle Municipal Light and
                   Power Revenue
                   Tax-Exempt Commercial
                   Paper.......................         10/09/98               3.625                 2,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

WASHINGTON (CONCLUDED)

       14,800    Snohomish Public Utility
                   District....................            A                   3.400%         $     14,800,000
                                                                                              ----------------
                                                                                                    24,400,000
                                                                                              ----------------
WISCONSIN--2.27%
        6,100    City of Oak Creek Pollution
                   Control Revenue
                   (Wisconsin Electric Power
                   Company)....................            A                   3.550                 6,100,000
        3,475    Milwaukee County Wisconsin
                   Series A....................         12/01/98               5.600                 3,501,229
       14,800    Racine Unified School District
                   Tax and Revenue Anticipation
                   Promissory Notes............         08/24/98               4.250                14,807,894
       18,970    Wisconsin State...............   08/27/98 to 06/15/99     3.600 to 4.500           19,040,960
        8,000    Wisconsin Student Loan
                   Revenue.....................         08/11/98               3.700                 8,000,000
                                                                                              ----------------
                                                                                                    51,450,083
                                                                                              ----------------
WYOMING--0.31%
        3,000    Lincoln County Pollution
                   Control Revenue
                   (Pacificorp Project)........         08/18/98               3.700                 3,000,000
        4,000    Uinta County Pollution Control
                   Revenue
                   (Amoco).....................            A                   3.850                 4,000,000
                                                                                              ----------------
                                                                                                     7,000,000
                                                                                              ----------------
Total Investments (cost--$2,348,087,555 which
  approximates cost for federal income tax
  purposes)--103.35%...........................                                                  2,348,087,555
Liabilities in excess of other
assets--(3.35)%................................                                                   (76,118,652)
                                                                                              ----------------
Net Assets (applicable to 2,273,028,695 shares
  of Common Stock outstanding at $1.00 per
  share)--100.00%..............................                                               $  2,271,968,903
                                                                                              ----------------
                                                                                              ----------------

-----------------
A -- Variable Rate Demand Notes and Variable Rate Certificates of Participation are payable on demand. The interest rates shown are the current rates as of June 30, 1998 and reset periodically.

                       Weighted average maturity--40 days
                 See accompanying notes to financial statements

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF OPERATIONS

                                                                                                                      FOR THE YEAR
                                                                                                                          ENDED
                                                                                                                      JUNE 30, 1998
                                                                                                                      -------------
INVESTMENT INCOME:
Interest............................................................................................................   $83,972,177
                                                                                                                      -------------

EXPENSES:
Investment advisory and administration..............................................................................    10,111,111
Distribution fees...................................................................................................     2,249,750
Transfer agency and service fees....................................................................................       483,874
Custody and accounting..............................................................................................       230,864
Federal and state registration......................................................................................       124,485
Reports and notices to shareholders.................................................................................        92,069
Legal and audit.....................................................................................................        82,472
Insurance...........................................................................................................        35,500
Directors' fees.....................................................................................................        10,500
Other expenses......................................................................................................         6,736
                                                                                                                      -------------
                                                                                                                        13,427,361
                                                                                                                      -------------
NET INVESTMENT INCOME...............................................................................................    70,544,816
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS......................................................................        83,532
                                                                                                                      -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................................................   $70,628,348
                                                                                                                      -------------
                                                                                                                      -------------

                 See accompanying notes to financial statements

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    FOR THE YEARS ENDED JUNE 30,
                                                                                                   ------------------------------
                                                                                                        1998            1997
                                                                                                   --------------  --------------
FROM OPERATIONS:
Net investment income............................................................................  $   70,544,816  $   62,719,828
Net realized gains from investment transactions..................................................          83,532         185,637
                                                                                                   --------------  --------------
Net increase in net assets resulting from operations.............................................      70,628,348      62,905,465
                                                                                                   --------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income............................................................................     (70,544,816)    (62,719,828)
                                                                                                   --------------  --------------

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.......................................     205,965,855      52,285,794
                                                                                                   --------------  --------------
Net increase in net assets.......................................................................     206,049,387      52,471,431

NET ASSETS:
Beginning of period..............................................................................   2,065,919,516   2,013,448,085
                                                                                                   --------------  --------------
End of period....................................................................................  $2,271,968,903  $2,065,919,516
                                                                                                   --------------  --------------
                                                                                                   --------------  --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber RMA Tax-Free Fund, Inc. (the "Fund") was organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

ACQUISITION

  Effective November 26, 1996, the Fund acquired all the net assets of PaineWebber RMA Connecticut Municipal Money Fund ("RMA Connecticut") pursuant to a plan of reorganization approved by RMA Connecticut shareholders on November 25, 1996. The acquisition was accomplished by a tax-free exchange of 19,670,455 shares of the Fund for 19,670,455 shares of RMA Connecticut outstanding on November 26, 1996. RMA Connecticut's net assets at that date, valued at $19,671,259, were combined with those of the Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                                                    ANNUAL
AVERAGE DAILY NET ASSETS                                                                                             RATE
----------------------------------------------------------------------------------------------------------------  -----------
Up to $1.0 billion..............................................................................................        0.50%
In excess of $1.0 billion up to $1.5 billion....................................................................        0.44
Over $1.5 billion...............................................................................................        0.36

At June 30, 1998, the Fund owed PaineWebber $835,974 for investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

  PaineWebber is the distributor of the Fund's shares. Under the plan of distribution, the Fund is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of its average daily net assets for providing certain shareholder services. PaineWebber was compensated for providing such services at the annual rate of 0.08% of the Fund's average daily net assets until February 11, 1998. Effective February 12, 1998, upon Board of Director approval, this fee became payable at the annual rate of 0.125% of average daily net assets. At June 30, 1998, the Fund owed PaineWebber $238,899 for such service fees.

TRANSFER AGENCY SERVICE FEES

  Prior to August 1, 1997, the Fund paid PaineWebber an annual fee of $4.00 per active shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For these services for the month ended July 31, 1997, PaineWebber earned $20,345 in service fees from the Fund.

  Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the eleven months ended June 30, 1998, PaineWebber received from PFPC, Inc., not the Fund, approximately 50% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

OTHER LIABILITIES

  At June 30, 1998, the amounts payable for investments purchased and dividends payable aggregated $93,228,445 and $2,470,775, respectively.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

  At June 30, 1998, the Fund had net capital loss carryforward of $491,880. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire between June 30, 1999 and June 30, 2004. To the extent that the losses are used to offset future net capital gains, the gains so offset will not be distributed.

NOTES TO FINANCIAL STATEMENTS

CAPITAL SHARE TRANSACTIONS

  There are 20 billion $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                                            FOR THE YEARS ENDED
                                                                                                  JUNE 30,
                                                                                     ----------------------------------
                                                                                           1998              1997
                                                                                     -----------------  ---------------
Shares sold........................................................................    12,850,070,826    13,694,087,087
Share issued in connection with the acquisition of RMA Connecticut.................         --               19,670,455
Shares repurchased.................................................................   (12,712,957,488)  (13,722,257,996)
Dividends reinvested...............................................................        68,852,517        60,786,248
                                                                                     -----------------  ---------------
Net increase in shares outstanding.................................................       205,965,855        52,285,794
                                                                                     -----------------  ---------------
                                                                                     -----------------  ---------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                           FOR THE YEARS ENDED JUNE 30,
                                     ------------------------------------------------------------------------
                                         1998           1997           1996           1995           1994
                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of
  year.............................  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         ------         ------         ------         ------         ------
Net investment income..............       0.031          0.029          0.030          0.030          0.019
Dividends from net investment
  income...........................      (0.031)        (0.029)        (0.030)        (0.030)        (0.019)
                                         ------         ------         ------         ------         ------
Net asset value, end of year.......  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         ------         ------         ------         ------         ------
                                         ------         ------         ------         ------         ------
Total investment return(1).........        3.10%          2.98%          3.09%          3.03%          1.88%
                                         ------         ------         ------         ------         ------
                                         ------         ------         ------         ------         ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)....    $2,271,969     $2,065,920     $2,013,448     $1,562,040     $1,427,724
Expenses to average net assets.....        0.58%          0.61%          0.61%(2)       0.63%          0.64%
Net investment income to average
  net assets.......................        3.06%          2.94%          3.02%(2)       3.00%          1.90%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA TAX-FREE FUND, INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors and Shareholders
PaineWebber RMA Tax-Free Fund, Inc.

  We have audited the accompanying statement of net assets of PaineWebber RMA Tax-Free Fund, Inc. as of June 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber RMA Tax-Free Fund, Inc. at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG SIGNATURE]

New York, New York
August 21, 1998

PAINEWEBBER RMA TAX-FREE FUND, INC.

TAX INFORMATION--(UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (June 30, 1998) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all of the distributions paid during the fiscal year were federally-exempt interest dividends, none of which qualifies for the dividend received deduction available to corporate shareholders. Since the Fund did not invest in any security which paid interest subject to the federal alternative minimum tax for individual taxpayers during its fiscal year, none of the dividends paid by the Fund were subject to such tax.

  Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar 1998. The second notification, which reflects any amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

DIRECTORS
E. Garrett Bewkes, Jr.
CHAIRMAN
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt


Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer


PRINCIPAL OFFICERS
Margo N. Alexander
PRESIDENT
Victoria E. Schonfeld
VICE PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY


Paul H. Schubert
VICE PRESIDENT AND TREASURER
Dennis L. McCauley
VICE PRESIDENT




INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


SUB-ADVISER AND SUB-ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

Annual Report


RMA Money Market Portfolio
RMA U.S. Government Portfolio
RMA Tax-Free Fund, Inc.




-C-1998 PaineWebber Incorporated
Member SIPC



June 30, 1998